Expenses (Details) - Schedule of Other Operating Expenses - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Other Operating Expenses [Abstract]
Electricity charges	$ 59,821	$ 59,036
Repair & maintenance expenses	179,592	129,987
Business promotion expenses	30,096	3,508
Operating lease rentals	17,579	15,327
Regulatory expenses	43,551	69,929
Conveyance & Traveling expenses	28,434	112,111
Security charges	12,653	5,150
Commission charges	1,621,014	1,465,012
Credit Loss allowances	72,698	(120,544)
Loss on disposal of a subsidiary	1,000	192,776
Other operating expenses	577,510	334,973
Total other expenses	$ 2,643,948	$ 2,267,265